Christine M. Sheridan Assistant Vice President	100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1313 christine.m.sheridan@citi.com

May 4, 2010

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Needham Funds, Inc. (the “Company”) File Nos. 033-98310, 811-09114

Dear Ladies and Gentlemen:

As Administrator on behalf of the Company, pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, we certify that the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 21 to the Company’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on April 29, 2010.

Questions related to this filing may be directed to my attention at (617) 824-1313.

Best regards,

/s/ Christine M. Sheridan
Christine M. Sheridan